Share-Based Payments - Summary of Awards Outstanding (Details)	1 Months Ended	3 Months Ended
	Jul. 31, 2021 shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted	4,056,770
Number of awards, forfeited		(19,330)	(10,000)
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards outstanding, beginning balance		4,911,770	745,000
Number of awards, granted		547,320
Number of awards, forfeited		(19,330)	(10,000)
Number of awards outstanding, ending balance		5,439,760	735,000
Weighted average exercise price, beginning balance | $ / shares		$ 7.49	$ 3.52
Weighted average exercise price, granted | $ / shares		11.45
Weighted average exercise price, forfeited | $ / shares		(11.45)	(3.52)
Weighted average exercise price, ending balance | $ / shares		$ 7.96	$ 3.52